Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2012